UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/28/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Pennsylvania Municipal Money Market Fund

February 28, 2010 (Unaudited)

Coupon		Maturity	Principal
Short-Term Investments--99.2%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania--98.4%
Allegheny County,
TRAN	1.00	4/5/10	5,000,000	5,003,250
Allegheny County Industrial
Development Authority, Revenue
(The Bradley Center) (LOC;
National City Bank)	0.32	3/7/10	1,465,000 a	1,465,000
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue (Longwood at Oakmont,
Inc.) (LOC; Allied Irish Banks)	0.30	3/1/10	6,725,000 a	6,725,000
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy
Generation Corporation
Project) (LOC; Barclays Bank
PLC)	0.15	3/1/10	11,100,000 a	11,100,000
Berks County Industrial
Development Authority, Revenue
(KTB Real Estate Partnership
Project) (LOC; M&T Bank)	0.50	3/7/10	1,660,000 a	1,660,000
Berks County Industrial
Development Authority, Student
Housing Revenue (CHF-Kutztown,
LLC Project Servicing Kutztown
University of Pennsylvania)
(LOC; Citibank NA)	0.23	3/7/10	5,425,000 a	5,425,000
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	0.44	7/15/10	7,500,000	7,500,000
Blair County Industrial
Development Authority, Revenue
(NPC, Inc. Project) (LOC; PNC
Bank NA)	0.28	3/7/10	3,800,000 a	3,800,000

Bradford County Industrial
Development Authority, EDR
(Towanda Printing Company
Project) (LOC; PNC Bank NA)	0.28	3/7/10	1,985,000 a	1,985,000
Bradford County Industrial
Development Authority, Revenue
(State Aggregates Inc.
Project) (LOC; M&T Bank)	0.40	3/7/10	1,825,000 a	1,825,000
Bucks County Industrial
Development Authority, IDR
(Dunmore Corporation Project)
(LOC; Wachovia Bank)	0.40	3/7/10	1,120,000 a	1,120,000
Bucks County Industrial
Development Authority, Revenue
(Pennswood Village Project)
(LOC; Bank of America)	0.22	3/7/10	1,500,000 a	1,500,000
Central Bucks School District,
GO Notes	3.00	5/17/10	3,210,000	3,226,852
Central York School District,
GO Notes	2.00	3/1/10	590,000	590,000
Chester County Industrial
Development Authority, Revenue
(Malvern Preparatory School
Project) (LOC; FHLB)	0.28	3/30/10	7,700,000 a	7,700,000
College Township Industrial
Development Authority, IDR,
Refunding (Ball Corporation
Project) (LOC; JPMorgan Chase
Bank)	0.46	3/7/10	2,800,000 a	2,800,000
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes, Inc.
Project) (LOC; KBC Bank)	0.21	3/7/10	7,025,000 a	7,025,000
Delaware County Industrial
Development Authority, PCR, CP
(Exelon Generation Company
LLC) (LOC; BNP Paribas)	0.27	3/16/10	5,125,000	5,125,000
Delaware County Industrial
Development Authority, Revenue
(Astra Foods, Inc. Project)
(LOC; Wachovia Bank)	0.40	3/7/10	2,790,000 a	2,790,000
Harrisburg Authority,
Revenue (Haverford Township

School District Project)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	2.23	3/7/10	1,000,000 a	1,000,000
Harrisburg Authority,
Revenue (Township of West
Brandywine Project) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	2.23	3/7/10	3,685,000 a	3,685,000
Jackson Township Industrial
Development Authority, IDR
(Everlast Roofing Inc.
Project) (LOC; M&T Bank)	0.40	3/7/10	3,280,000 a	3,280,000
Lackawanna County Industrial
Development Authority, Revenue
(Material Technology and
Logistics, Inc. Project) (LOC;
Wachovia Bank)	0.40	3/7/10	2,925,000 a	2,925,000
Lancaster County,
GO Notes	1.50	3/1/10	700,000	700,000
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue	2.00	12/15/10	1,200,000	1,202,812
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue	2.00	12/15/10	1,000,000	1,009,045
Lancaster Industrial Development
Authority, Revenue (Henry
Molded Products) (LOC; M&T
Bank)	0.50	3/7/10	1,860,000 a	1,860,000
Lock Haven,
GO Notes	1.50	12/22/10	2,000,000	2,012,875
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wachovia Bank)	0.40	3/7/10	2,065,000 a	2,065,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC;
Wachovia Bank)	0.40	3/7/10	2,030,000 a	2,030,000
Pennsylvania,

GO Notes	5.00	3/1/10	6,000,000	6,000,000
Pennsylvania,
GO Notes	5.00	5/1/10	1,215,000	1,224,379
Pennsylvania Economic Development
Financing Authority, EDR
(Plastikos Realty Project)
(LOC; PNC Bank NA)	0.41	3/7/10	400,000 a	400,000
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue, CP
(Pennsylvania Power and Light
Utilities Project) (LOC;
Wachovia Bank)	0.62	9/1/10	8,150,000	8,150,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Northwestern Human Services -
Allegheny Valley School, LLC
Issue) (LOC; TD Bank)	0.13	3/1/10	11,600,000 a	11,600,000
Pennsylvania Energy Development
Authority, Energy Development
Revenue (B&W Ebensburg
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.21	3/7/10	8,235,000 a	8,235,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Association of Independent
Colleges and Universities of
Pennsylvania Financing
Program-Arcadia University)
(LOC; Allied Irish Banks)	0.49	3/7/10	6,200,000 a	6,200,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Association of Independent
Colleges and Universities of
Pennsylvania Financing
Program-Susquehanna
University) (LOC; Allied Irish
Banks)	0.49	3/7/10	2,690,000 a	2,690,000
Peters Township School District,
GO Notes, Refunding	2.00	3/1/10	1,025,000	1,025,000
Philadelphia,
Gas Works Revenue, Refunding
(LOC; Wachovia Bank)	0.16	3/7/10	2,000,000 a	2,000,000

Philadelphia,
GO Notes, TRAN	2.50	6/30/10	10,000,000	10,058,713
Philadelphia Authority for
Industrial Development,
Revenue (Henry H. Ottens
Manufacturing Company Project)
(LOC; Wachovia Bank)	0.40	3/7/10	810,000 a	810,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.12	3/1/10	1,000,000 a	1,000,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project) (Liquidity Facility;
JPMorgan Chase Bank)	0.12	3/1/10	1,300,000 a	1,300,000
Pittsburgh Water and Sewer
Authority, Water and Sewer
System Subordinate Revenue,
Refunding (LOC; FHLB)	2.00	9/1/10	5,000,000	5,033,868
Puttable Floating Option Tax
Exempt Receipts (Pennsylvania
Housing Finance Agency, SFMR)
(Liquidity Facility; Bank of
America)	0.19	3/7/10	13,485,000 a,b	13,485,000
Puttable Floating Option Tax
Exempt Receipts (Pennsylvania
Housing Finance Agency, SFMR)
(Liquidity Facility; Merrill
Lynch Capital Services)	0.20	3/7/10	5,000,000 a,b	5,000,000
RBC Municipal Products Inc. Trust
(Allegheny Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.20	3/7/10	12,500,000 a,b	12,500,000
RBC Municipal Products Inc. Trust
(Berks County Municipal
Authority, Health Care Revenue

(Reading Hospital and Medical
Center Project)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.20	3/7/10	10,000,000 a,b	10,000,000
Susquehanna County Industrial
Development Authority, IDR
(Stabler Companies, Inc.
Project) (LOC; Wachovia Bank)	0.40	3/7/10	4,410,000 a	4,410,000
Telford Industrial Development
Authority, IDR (Ridgetop
Associates Project) (LOC; Bank
of America)	0.49	3/7/10	4,625,000 a	4,625,000
Union County Industrial
Development Authority, Revenue
(Stabler Companies Inc.
Project) (LOC; M&T Bank)	0.35	3/7/10	5,525,000 a	5,525,000
Wissahickon School District,
GO Notes	2.00	5/15/10	2,095,000	2,101,483
York County,
GO Notes, TRAN	1.00	4/30/10	7,815,000	7,823,570
York County Industrial Development
Authority, Revenue (Riach
Family Limited Partnership
Project) (LOC; M&T Bank)	0.45	3/7/10	1,755,000 a	1,755,000
York County Industrial Development
Authority, Revenue (York Sheet
Metal, Inc. Project) (LOC; M&T
Bank)	0.48	3/7/10	1,850,000 a	1,850,000

U.S. Related--.8%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.23	3/7/10	2,000,000 a	2,000,000

Total Investments (cost $236,936,847)			99.2%	236,936,847
Cash and Receivables (Net)			.8%	1,886,877
Net Assets			100.0%	238,823,724

a	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities amounted to $40,985,000 or 17.2% of net assets.

At February 28, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	236,936,847
Level 3 - Significant Unobservable Inputs	-
Total	236,936,847

+ See Statement of Investments for additional detailed categorizations.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)